Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 8 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Software	$508,961	$479,000
Technology	4,660,578	4,551,724
Total intangible assets	5,169,539	5,030,724
Less: accumulated amortization	(2,318,686)	(1,304,122)
Intangible assets, net	$2,850,853	$3,726,602

Amortization expense was $ 971,453, $945,744 and $266,858 for the years ended December 31, 2021, 2020 and 2019, respectively.